CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of classes of share capital [line items]
Proceeds from Capital increase	$ 5.4
Capital increase	5.4
Restricted Share Units
Disclosure of classes of share capital [line items]
Increase through exercise of Restricted Share Units	$ 5.4